LEGG MASON PARTNERS VARIABLE EQUITY TRUST

LEGG MASON PARTNERS VARIABLE INCOME TRUST

SUPPLEMENT DATED JULY 7, 2021

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A

Effective immediately Legg Mason Investor Services, LLC, the distributor for each Fund listed in Schedule A, is renamed Franklin Distributors, LLC. All references to “Legg Mason Investor Services, LLC” and “LMIS” in each Fund’s Summary Prospectus, Prospectus and SAI are removed and replaced with “Franklin Distributors, LLC” and “Franklin Distributors,” respectively.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Aggressive Growth Portfolio	May 1, 2021
ClearBridge Variable Appreciation Portfolio	May 1, 2021
ClearBridge Variable Dividend Strategy Portfolio	May 1, 2021
ClearBridge Variable Large Cap Growth Portfolio	May 1, 2021
ClearBridge Variable Large Cap Value Portfolio	May 1, 2021
ClearBridge Variable Mid Cap Portfolio	May 1, 2021
ClearBridge Variable Small Cap Growth Portfolio	May 1, 2021
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	May 1, 2021
QS Variable Conservative Growth	May 1, 2021
QS Variable Growth	May 1, 2021
QS Variable Moderate Growth	May 1, 2021
Franklin Templeton Aggressive Model Portfolio	May 1, 2021
Franklin Templeton Conservative Model Portfolio	May 1, 2021
Franklin Templeton Moderate Model Portfolio	May 1, 2021
Franklin Templeton Moderately Aggressive Model Portfolio	May 1, 2021
Franklin Templeton Moderately Conservative Model Portfolio	May 1, 2021

LEGG MASON PARTNERS VARIABLE INCOME TRUST

Western Asset Core Plus VIT Portfolio	May 1, 2021
Western Asset Variable Global High Yield Bond Portfolio	May 1, 2021

Please retain this supplement for future reference.

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